Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Recognized rental income	¥ 401	¥ 713	¥ 726	¥ 1,735